CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CONDENSED CONSOLIDATED BALANCE SHEETS
Accumulated depreciation	$ 706,008	$ 647,962
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	109,799,352	109,799,352
Common stock, shares outstanding	109,799,352	109,799,352